Property, plant and equipment (Details Narrative) $ in Thousands, lb in Millions	12 Months Ended
	Dec. 31, 2025 CLP ($) a lb	Dec. 31, 2024 CLP ($) lb	Dec. 31, 2023 CLP ($)
Property Plant And Equipment
Interest costs capitalised | $	$ 531,149	$ 897,679	$ 761,764
Capitalisation rate of borrowing costs eligible for capitalisation	3.39%	3.25%	3.15%
Area of land held	4,684
Area of land held for vines production	4,177
Area of land owned	4,016
Grape production in plant vines | lb	59.2	70.0